Accounts receivable - Summary of Accounts Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Current	$ 24,022	$ 11,007
Non-current	21,993	15,110
Accounts receivable	$ 46,015	$ 26,117